Angel Oak Income ETF
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 17.18%
Automobile ― 6.67%
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	$100,000	$96,842
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.870%, 6/17/2030 (a)	700,000	695,965
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	1,000,000	948,187
Avis Budget Rental Car Funding LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030 (a)	200,000	206,224
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class E, 8.930% (SOFR30A + 3.600%), 12/26/2031 (a)(b)	241,412	242,386
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	200,000	183,272
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/11/2028 (a)	450,000	417,086
CPS Auto Trust, Series 2024-B, Class E, 8.360%, 11/17/2031 (a)	500,000	500,013
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.040%, 12/15/2028 (a)	300,000	279,731
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	200,000	211,911
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.890%, 8/15/2031 (a)	400,000	394,233
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.980%, 10/15/2031 (a)	354,000	348,877
FHF Trust, Series 2024-1A, Class B, 6.260%, 3/15/2030 (a)	350,000	347,030
FHF Trust, Series 2024-1A, Class C, 7.420%, 5/15/2031 (a)	200,000	201,190
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	250,000	252,402
GLS Auto Receivables Trust, Series 2023-3A, Class E, 9.270%, 8/15/2030 (a)	200,000	207,425
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 10/15/2030 (a)	200,000	197,295
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	200,000	195,403
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.980% (SOFR30A + 2.650%), 11/15/2027 (a)(b)	500,000	502,466
Lendbuzz Securitization Trust, Series 2023-3A, Class B, 9.170%, 4/16/2029 (a)	200,000	206,710
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.450%, 5/15/2031 (a)	1,129,000	1,134,460
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	250,000	252,332
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.292%, 7/15/2030 (a)	956,334	955,247
Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028 (a)	25,000	25,366
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 4/15/2031 (a)	300,000	298,390
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class E, 8.000%, 4/15/2032 (a)	500,000	495,386
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	400,000	400,404
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.000%, 5/15/2026 (a)	737,648	735,520
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.450%, 6/15/2028 (a)	200,000	209,005
Tricolor Auto Securitization Trust, Series 2023-1A, Class F, 16.000%, 6/17/2030 (a)	300,000	309,724
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	88,589	87,490
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	1,000,000	986,543
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	100,000	104,162
		12,628,677
Consumer ― 9.92%
Affirm Asset Securitization Trust, Series 2024-A, Class D, 6.890%, 2/15/2029 (a)	200,000	199,535
Affirm Asset Securitization Trust, Series 2024-A, Class E, 9.170%, 2/15/2029 (a)	200,000	199,649
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	180,000	144,526
BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035 (a)	800,000	794,664
BHG Securitization Trust, Series 2024-1CON, Class D, 8.000%, 4/17/2035 (a)	200,000	195,107
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	173,657	172,015
Foundation Finance Trust, Series 2021-1A, Class D, 4.960%, 5/15/2041 (a)	104,718	91,784
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	200,000	199,258
Foundation Finance Trust, Series 2024-1A, Class D, 8.130%, 12/15/2049 (a)	250,000	247,985
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	100,000	48,946
LL ABS Trust, Series 2022-2A, Class C, 8.400%, 5/15/2030 (a)	100,000	101,762
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	750,000	745,987
Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033 (a)	1,440,000	1,471,163
Momnt Technologies Trust, Series 2023-1A, Class B, 8.290%, 3/20/2045 (a)	100,000	99,055
Momnt Technologies Trust, Series 2023-1A, Class C, 11.240%, 3/20/2045 (a)	100,000	96,183
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	200,000	204,863
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	42,043	38,544
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	276,732
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	99,996	101,974
Pagaya AI Debt Selection Trust, Series 2024-1, Class B, 7.109%, 7/15/2031 (a)	1,999,500	2,019,573
Pagaya AI Debt Selection Trust, Series 2024-1, Class C, 8.344%, 7/15/2031 (a)	1,899,525	1,924,192
Pagaya AI Debt Selection Trust, Series 2023-7, Class C, 8.798%, 7/15/2031 (a)	499,814	509,911
Pagaya AI Debt Selection Trust, Series 2024-1, Class D, 9.000%, 7/15/2031 (a)	399,900	388,125
Pagaya AI Debt Selection Trust, Series 2024-2, Class C, 7.573%, 8/15/2031 (a)	350,000	352,248
Pagaya AI Debt Selection Trust, Series 2024-2, Class D, 9.000%, 8/15/2031 (a)	200,000	192,902
Pagaya AI Debt Selection Trust, Series 2024-3, Class C, 7.297%, 10/15/2031 (a)	300,000	300,872
Pagaya AI Debt Selection Trust, Series 2024-3, Class D, 9.000%, 10/15/2031 (a)	400,000	384,928
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.460%, 2/18/2039 (a)	300,000	298,199
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.290%, 7/16/2029 (a)	2,300,000	2,335,678
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	150,000	151,114
Prosper Marketplace Issuance Trust, Series 2024-1A, Class C, 6.960%, 8/15/2029 (a)	250,000	248,559
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.980%, 8/15/2029 (a)	300,000	302,323
Purchasing Power Funding, Series 2024-A, Class D, 7.260%, 8/15/2028 (a)	200,000	199,994
Purchasing Power Funding, Series 2024-A, Class E, 10.180%, 8/15/2028 (a)	200,000	201,799
Reach Financial LLC, Series 2023-1A, Class C, 8.450%, 2/18/2031 (a)	200,000	204,436
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	350,000	334,887
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.230%, 12/22/2031 (a)	200,000	181,336
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	300,000	308,415
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	500,000	478,900
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	300,000	301,344
Upstart Securitization Trust, Series 2023-2, Class B, 7.920%, 6/20/2033 (a)	1,000,000	1,009,152
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	600,000	613,339
		18,671,958
Credit Card ― 0.10%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	200,000	191,861

Equipment ― 0.36%
Octane Receivables Trust, Series 2024-1A, Class D, 6.430%, 10/21/2030 (a)	500,000	496,672
Octane Receivables Trust, Series 2024-1A, Class E, 7.820%, 8/20/2031 (a)	200,000	192,114
		688,786
Solar ― 0.13%
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	100,000	99,337
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, 4.950%, 7/20/2049 (a)	169,207	154,592
		253,929
TOTAL ASSET-BACKED SECURITIES (Cost ― $32,309,579)		$32,435,211

Collateralized Loan Obligations ― 11.72%
37 Capital CLO, Series 2023-1A, Class D, 11.689% (TSFR3M + 6.360%), 4/15/2036 (a)(b)	1,500,000	1,549,887
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1, 7.875% (TSFR3M + 2.550%), 10/27/2034 (a)(b)	1,000,000	1,002,651
AMMC Ltd., Series 2024-30A, Class D, 9.791% (TSFR3M + 4.500%), 1/15/2037 (a)(b)	250,000	252,996
Anchorage Capital CLO Ltd., Series 2014-3RA, Class B, 7.086% (TSFR3M + 1.762%), 1/28/2031 (a)(b)	500,000	497,633
Apidos CLO Ltd., Series 2018-29A, Class A2, 7.135% (TSFR3M + 1.812%), 7/25/2030 (a)(b)	500,000	497,965
Apidos CLO Ltd., Series 2022-42A, Class C, 9.225% (TSFR3M + 3.900%), 1/20/2036 (a)(b)	775,000	789,402
Bain Capital Credit CLO Ltd., Series 2023-4A, Class A2, 7.475% (TSFR3M + 2.150%), 10/21/2036 (a)(b)	1,100,000	1,104,938
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.340% (TSFR3M + 2.012%), 10/15/2031 (a)(b)	264,102	263,878
Black Diamond CLO Ltd., Series 2022-1A, Class B, 8.174% (TSFR3M + 2.850%), 10/25/2035 (a)(b)	700,000	706,402
Bryant Park Funding Ltd., Series 2023-19A, Class C1, 11.349% (TSFR3M + 6.020%), 4/15/2036 (a)(b)	1,500,000	1,547,338
Canyon Capital CLO Ltd., Series 2019-1A, Class BR, 7.290% (TSFR3M + 1.962%), 4/15/2032 (a)(b)	550,000	548,206
Cerberus Loan Funding LP, Series 2020-1A, Class A, 7.440% (TSFR3M + 2.112%), 10/15/2031 (a)(b)	105,531	105,454
Dryden CLO Ltd., Series 2022-106A, Class D, 11.029% (TSFR3M + 5.700%), 10/15/2035 (a)(b)	1,500,000	1,521,426
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 12.829% (TSFR3M + 7.500%), 4/14/2035 (a)(b)	1,000,000	993,925
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 8.134% (TSFR3M + 2.862%), 3/14/2031 (a)(b)	250,000	250,017
Magnetite Ltd., Series 2019-24A, Class BR, 7.079% (TSFR3M + 1.750%), 4/15/2035 (a)(b)	250,000	248,995
Neuberger Berman Loan Advisers LaSalle Street Lending CLO Ltd., Series 2024-2A, Class E (TSFR3M + 7.500%), 4/20/2038 (a)(b)(c)	1,000,000	1,000,000
Oaktree CLO Ltd., Series 2023-2A, Class D, 10.775% (TSFR3M + 5.450%), 7/20/2036 (a)(b)	1,000,000	1,025,522
Octagon Ltd., Series 2022-1A, Class B, 8.025% (TSFR3M + 2.700%), 10/20/2035 (a)(b)	1,000,000	1,003,924
OFSI Fund Ltd., Series 2023-12A, Class D1, 11.275% (TSFR3M + 5.950%), 1/20/2035 (a)(b)	500,000	509,472
OZLM Ltd., Series 2018-18A, Class B, 7.140% (TSFR3M + 1.812%), 4/15/2031 (a)(b)	448,000	448,774
OZLM Ltd., Series 2018-20A, Class A2, 7.236% (TSFR3M + 1.912%), 4/20/2031 (a)(b)	550,000	548,188
Palmer Square CLO Ltd., Series 2022-3X, Class D, 10.158% (TSFR3M + 4.840%), 7/20/2035 (b)(d)	1,000,000	1,013,196
Pikes Peak CLO, Series 2023-12X, Class D, 11.155% (TSFR3M + 5.830%), 4/20/2036 (b)(d)	1,000,000	1,025,748
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 10.671% (TSFR3M + 5.320%), 1/20/2036 (a)(b)	1,000,000	1,018,653
Symphony CLO Ltd., Series 2022-37A, Class B1R, 7.725% (TSFR3M + 2.400%), 1/20/2037 (a)(b)	650,000	653,149
TCI-Flatiron CLO Ltd., Series 2018-1A, Class DR, 8.336% (TSFR3M + 3.012%), 1/29/2032 (a)(b)	500,000	501,137
Trimaran CAVU LLC, Series 2022-1A, Class D, 11.155% (TSFR3M + 5.830%), 10/22/2035 (a)(b)	500,000	508,348
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.885% (TSFR3M + 4.562%), 1/25/2034 (a)(b)	1,000,000	1,001,940
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $22,053,748)		$22,139,164

Commercial Mortgage-Backed Securities ― 1.64%
AREIT Ltd., Series 2024-CRE9, Class AS, 7.538% (TSFR1M + 2.238%), 5/17/2041 (a)(b)(c)	800,000	798,998
BX Trust, Series 2024-BIO, Class C, 7.961% (TSFR1M + 2.640%), 2/15/2041 (a)(b)	200,000	200,417
BX Trust, Series 2024-BIO, Class D, 8.960% (TSFR1M + 3.639%), 2/15/2041 (a)(b)	200,000	200,411
DC Trust, Series 2024-HLTN, Class C, 7.036%, 4/13/2028 (a)(e)	500,000	498,962
DC Trust, Series 2024-HLTN, Class D, 7.712%, 4/13/2028 (a)(e)	300,000	299,903
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/2039 (a)(e)	300,000	298,663
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.927%, 5/10/2039 (a)(e)	100,000	99,617
Jackson Park Trust, Series 2019-LIC, Class E, 3.350%, 10/14/2039 (a)(e)	500,000	398,284
Morgan Stanley Capital I, Inc., Series 2024-BPR2, Class A, 7.291%, 5/5/2029 (a)	300,000	299,994
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $3,094,104)		$3,095,249

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 2.71%
Federal Home Loan Mortgage Corp., Series K-157, Class A2, 4.200%, 5/25/2033	2,500,000	2,330,440
Federal Home Loan Mortgage Corp., Series K-158, Class A2, 4.050%, 7/25/2033	2,000,000	1,839,944
Federal Home Loan Mortgage Corp., Series K-160, Class A2, 4.500%, 8/25/2033 (e)	1,000,000	951,832
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $5,351,140)		$5,122,216

Corporate Obligations ― 4.95%
Basic Materials ― 0.26%
Cleveland-Cliffs, Inc., 6.750%, 4/15/2030 (a)	100,000	98,271
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	100,000	94,190
Mercer International, Inc., 5.125%, 2/1/2029	100,000	87,622
Methanex Corp., 5.250%, 12/15/2029	100,000	94,889
NOVA Chemicals Corp., 8.500%, 11/15/2028 (a)	100,000	105,231
		480,203
Communications ― 0.27%
Cars.com, Inc., 6.375%, 11/1/2028 (a)	100,000	95,348
Comcast Corp., 6.500%, 11/15/2035	100,000	106,928
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	100,000	93,301
Gray Television, Inc., 5.375%, 11/15/2031 (a)	200,000	120,339
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	100,000	96,619
		512,535
Consumer, Cyclical ― 0.53%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	100,000	90,352
Caesars Entertainment, Inc., 6.500%, 2/15/2032 (a)	100,000	98,643
Carnival Corp., 6.000%, 5/1/2029 (a)	100,000	96,963
General Motors Financial Co., Inc., 6.100%, 1/7/2034	100,000	99,379
LCM Investments Holdings II LLC, 8.250%, 8/1/2031 (a)	100,000	103,990
Lithia Motors, Inc., 3.875%, 6/1/2029 (a)	100,000	88,411
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	313,157
STL Holding Co. LLC, 8.750%, 2/15/2029 (a)	100,000	102,798
		993,693
Consumer, Non-cyclical ― 0.81%
Ashtead Capital, Inc., 5.950%, 10/15/2033 (a)	200,000	197,053
B&G Foods, Inc., 8.000%, 9/15/2028 (a)	100,000	103,752
Bio-Rad Laboratories, Inc., 3.700%, 3/15/2032	100,000	86,955
Brown-Forman Corp., 4.000%, 4/15/2038	100,000	85,809
Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	100,000	83,911
CPI CG, Inc., 8.625%, 3/15/2026 (a)	100,000	99,609
GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	100,000	102,095
J M Smucker Co., 6.200%, 11/15/2033	100,000	103,414
Keurig Dr Pepper, Inc., 5.300%, 3/15/2034	100,000	97,393
Medline Borrower LP, 5.250%, 10/1/2029 (a)	100,000	93,176
Philip Morris International, Inc., 5.250%, 2/13/2034	100,000	96,496
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	100,000	86,655
US Foods, Inc., 7.250%, 1/15/2032 (a)	100,000	102,250
VT Topco, Inc., 8.500%, 8/15/2030 (a)	100,000	103,689
Zimmer Biomet Holdings, Inc., 2.600%, 11/24/2031	100,000	81,708
		1,523,965
Diversified ― 0.11%
Stena International SA, 7.250%, 1/15/2031 (a)	200,000	200,934

Energy ― 0.69%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.625%, 2/1/2032 (a)	50,000	49,892
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	100,000	99,854
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	100,000	96,230
Continental Resources, Inc., 5.750%, 1/15/2031 (a)	100,000	97,912
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	100,000	101,321
Encino Acquisition Partners Holdings LLC, 8.750%, 5/1/2031 (a)	100,000	101,894
Energy Transfer LP, 7.375%, 2/1/2031 (a)	100,000	103,180
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)(f)	150,000	65,447
Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/2029	50,000	50,756
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	50,000	53,141
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	191,673
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	100,000	94,705
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	100,000	88,914
Venture Global LNG, Inc., 8.375%, 6/1/2031 (a)	100,000	102,700
		1,297,619
Financial ― 1.35%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	150,000	133,777
American Express Co., 5.043% (SOFR + 1.835%), 5/1/2034 (b)	100,000	95,958
Bank of America Corp., 2.482% (5 Year CMT Rate + 1.200%), 9/21/2036 (b)	100,000	78,184
Capital One Financial Corp., 5.817% (SOFR + 2.600%), 2/1/2034 (b)	100,000	96,870
Freedom Mortgage Holdings LLC, 9.250%, 2/1/2029 (a)	50,000	50,412
GGAM Finance Ltd., 8.000%, 2/15/2027 (a)	100,000	102,752
GGAM Finance Ltd., 6.875%, 4/15/2029 (a)	100,000	100,273
goeasy Ltd., 7.625%, 7/1/2029 (a)	100,000	100,630
Goldman Sachs Group, Inc., 3.102% (SOFR + 1.410%), 2/24/2033 (b)	100,000	83,211
HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, 9/15/2030 (a)	100,000	83,066
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.750%, 3/15/2034 (a)	100,000	102,095
Jefferson Capital Holdings LLC, 9.500%, 2/15/2029 (a)	50,000	50,925
JPMorgan Chase & Co., 6.254% (SOFR + 1.810%), 10/23/2034 (b)	100,000	103,573
LPL Holdings, Inc., 4.000%, 3/15/2029 (a)	100,000	90,693
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/2029 (a)	100,000	104,722
Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031 (a)	100,000	100,179
Morgan Stanley, 5.948% (5 Year CMT Rate + 2.430%), 1/19/2038 (b)	100,000	97,247
OneMain Finance Corp., 5.375%, 11/15/2029	100,000	92,597
Panther Escrow Issuer LLC, 7.125%, 6/1/2031 (a)	150,000	150,898
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	125,000	113,582
PRA Group, Inc., 5.000%, 10/1/2029 (a)	100,000	82,816
RHP Hotel Properties LP / RHP Finance Corp., 6.500%, 4/1/2032 (a)	100,000	98,111
StoneX Group, Inc., 7.875%, 3/1/2031 (a)	100,000	101,344
UBS Group AG, 5.699% (1 Year CMT Rate + 1.770%), 2/8/2035 (a)(b)	200,000	193,943
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	100,000	93,002
Wells Fargo & Co., 5.557% (SOFR + 1.990%), 7/25/2034 (b)	100,000	97,511
		2,598,371
Industrial ― 0.82%
Builders FirstSource, Inc., 6.375%, 3/1/2034 (a)	100,000	98,266
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	100,000	90,510
Coherent Corp., 5.000%, 12/15/2029 (a)	100,000	92,377
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	175,472
CSX Corp., 6.150%, 5/1/2037	100,000	105,341
EquipmentShare.com, Inc., 8.625%, 5/15/2032 (a)	100,000	102,114
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/1/2030 (a)	100,000	104,016
Genesee & Wyoming, Inc., 6.250%, 4/15/2032 (a)	100,000	99,675
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	83,995
MasTec, Inc., 4.500%, 8/15/2028 (a)	100,000	93,304
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027 (a)	100,000	102,000
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	50,000	50,056
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	193,855
Summit Materials LLC / Summit Materials Finance Corp., 7.250%, 1/15/2031 (a)	50,000	51,416
XPO, Inc., 7.125%, 6/1/2031 (a)	100,000	100,590
		1,542,987
Technology ― 0.05%
IBM International Capital Pte Ltd., 4.900%, 2/5/2034	100,000	94,663

Utilities ― 0.06%
Pike Corp., 8.625%, 1/31/2031 (a)	50,000	52,451
Vistra Operations Co. LLC, 7.750%, 10/15/2031 (a)	50,000	51,311
		103,762
TOTAL CORPORATE OBLIGATIONS (Cost ― $9,366,442)		$9,348,732

Residential Mortgage-Backed Securities ― 38.81%
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.580% (SOFR30A + 4.250%), 10/25/2033 (a)(b)	1,000,000	1,036,158
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.030% (SOFR30A + 6.700%), 10/25/2033 (a)(b)	200,000	222,572
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.280%, 3/25/2060 (a)(e)	247,348	232,030
CIM Trust, Series 2021-NR3, Class A1, 5.566%, 6/25/2057 (a)(g)	615,818	609,158
COLT Mortgage Loan Trust, Series 2022-4, Class A2, 4.500%, 3/25/2067 (a)(e)	611,236	569,394
COLT Mortgage Loan Trust, Series 2024-2, Class B1, 8.091%, 4/25/2069 (a)(e)	2,500,000	2,506,665
COLT Mortgage Loan Trust, Series 2022-7, Class B1, 6.286%, 4/25/2067 (a)(e)	3,916,000	3,643,533
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.479%, 12/25/2068 (a)(g)	483,066	481,065
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	300,000	235,964
Credit Suisse Mortgage Trust, Series 2022-RPL3, Class A1, 3.804%, 3/25/2061 (a)(e)	291,530	287,829
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, 1.585%, 7/25/2066 (a)(e)	173,702	139,951
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class B1, 3.286%, 7/25/2066 (a)(e)	500,000	306,188
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(g)	224,208	216,097
Deephaven Residential Mortgage Trust, Series 2021-2, Class B1, 3.174%, 4/25/2066 (a)(e)	400,000	280,372
Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.273%, 1/25/2067 (a)(e)	500,000	386,115
Deephaven Residential Mortgage Trust, Series 2022-3, Class A3, 5.300%, 7/25/2067 (a)(e)	305,017	298,209
Eagle Re Ltd., Series 2023-1, Class M1B, 9.280% (SOFR30A + 3.950%), 9/26/2033 (a)(b)	1,000,000	1,027,995
Eagle RE Ltd., Series 2023-1, Class M2, 10.530% (SOFR30A + 5.200%), 9/26/2033 (a)(b)	750,000	786,177
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(e)	700,000	440,257
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(e)	315,000	205,980
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.900%, 9/25/2067 (a)(g)	129,439	128,956
Ellington Financial Mortgage Trust, Series 2024-INV1, Class B1, 7.592%, 3/25/2069 (a)(e)	2,000,000	1,936,404
FIGRE Trust, Series 2024-HE1, Class D, 7.186%, 3/25/2054 (a)(e)	974,941	973,617
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(e)	946,000	791,726
GCAT Trust, Series 2021-NQM2, Class A3, 1.499%, 5/25/2066 (a)(e)	220,047	185,242
GCAT Trust, Series 2023-NQM2, Class B1, 6.974%, 11/25/2067 (a)(e)	150,000	143,569
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.042%, 8/25/2049 (a)(e)	511,533	301,384
Home RE Ltd., Series 2023-1, Class M1B, 9.930% (SOFR30A + 4.600%), 10/25/2033 (a)(b)	1,500,000	1,577,268
JP Morgan Mortgage Trust, Series 2014-2, Class B2, 3.410%, 6/25/2029 (a)(e)	21,186	19,355
JP Morgan Mortgage Trust, Series 2019-INV3, Class B6, 4.310%, 5/25/2050 (a)(e)	4,985,887	3,507,292
JP Morgan Mortgage Trust, Series 2019-INV3, Class B5, 4.367%, 5/25/2050 (a)(e)	1,693,545	1,402,667
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.823%, 7/25/2050 (a)(e)	346,927	283,415
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.838%, 8/25/2050 (a)(e)	345,063	282,029
JP Morgan Mortgage Trust, Series 2020-4, Class B2, 3.643%, 11/25/2050 (a)(e)	274,905	242,733
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 5.909%, 12/26/2053 (a)(e)	330,000	175,856
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.247%, 12/26/2053 (a)(e)	528,905	420,406
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.247%, 12/26/2053 (a)(e)	411,000	273,512
JP Morgan Mortgage Trust, Series 2023-7, Class B6, 6.070%, 2/25/2054 (a)(e)	637,329	339,986
JP Morgan Mortgage Trust, Series 2023-7, Class B4, 6.307%, 2/25/2054 (a)(e)	1,035,500	788,226
JP Morgan Mortgage Trust, Series 2023-7, Class B5, 6.307%, 2/25/2054 (a)(e)	717,000	474,091
JP Morgan Mortgage Trust, Series 2023-9, Class B6, 6.324%, 4/25/2054 (a)(e)	1,054,524	617,575
JP Morgan Mortgage Trust, Series 2023-9, Class B5, 6.444%, 4/25/2054 (a)(e)	1,054,000	719,990
JP Morgan Mortgage Trust, Series 2024-1, Class B6, 6.490%, 6/25/2054 (a)(e)	2,285,608	1,501,548
JP Morgan Mortgage Trust, Series 2024-4, Class B5, 7.218%, 10/25/2054 (a)(e)	2,437,000	2,094,031
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.000%, 4/25/2052 (a)(e)	440,259	358,523
MFA Trust, Series 2021-NQM2, Class A3, 1.472%, 11/25/2064 (a)(e)	451,610	378,715
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.580%, 9/25/2053 (a)(e)	1,198,000	1,035,734
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.405%, 12/25/2068 (a)(g)	1,867,742	1,867,650
New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 6.130%, 6/25/2057 (a)(e)	304,897	283,402
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.813%, 12/25/2057 (a)(e)	1,430,250	903,715
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	700,000	594,448
Oaktown Re Ltd., Series 2021-2, Class M1B, 8.230% (SOFR30A + 2.900%), 4/25/2034 (a)(b)	2,000,000	2,019,940
Oaktown Re Ltd., Series 2021-2, Class B1, 9.730% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	500,000	514,181
OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059 (a)(e)	175,645	170,771
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(e)	415,443	414,170
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(g)	70,062	67,034
Pretium Mortgage Credit Partners LLC, Series 2022-NPL1, Class A1, 2.981%, 1/25/2052 (a)(g)	406,063	401,995
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A2, 10.038%, 4/27/2054 (a)	1,000,000	1,006,741
Pretium Mortgage Credit Partners LLC, Series 2021-NPL2, Class A1, 1.992%, 6/27/2060 (a)(g)	58,205	56,195
Pretium Mortgage Credit Partners LLC, Series 2021-NPL1, Class A1, 5.240%, 9/27/2060 (a)(g)	472,813	464,261
Pretium Mortgage Credit Partners LLC, Series 2021-NPL4, Class A1, 2.363%, 10/27/2060 (a)(g)	175,553	169,712
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, 1.992%, 2/25/2061 (a)(g)	951,457	923,211
PRKCM Trust, Series 2023-AFC4, Class A1, 7.225%, 11/25/2058 (a)(g)	471,172	479,697
Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2028 (a)	200,000	184,403
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/2037 (a)	219,019	210,919
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	235,000	213,586
PRPM LLC, Series 2020-4, Class A1, 5.610%, 10/25/2025 (a)(g)	428,668	422,601
PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029 (a)(g)	487,250	486,164
PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029 (a)(g)	988,847	993,368
PRPM LLC, Series 2024-2, Class A2, 10.037%, 3/25/2029 (a)(g)	1,500,000	1,506,843
PRPM LLC, Series 2024-RCF1, Class M1, 4.000%, 1/25/2054 (a)(g)	250,000	211,178
PRPM LLC, Series 2024-RCF1, Class M2, 4.000%, 1/25/2054 (a)(g)	250,000	198,248
PRPM LLC, Series 2024-RCF2, Class A3, 3.750%, 3/25/2054 (a)(g)	2,000,000	1,726,774
PRPM LLC, Series 2022-NQM1, Class B1, 5.443%, 8/25/2067 (a)(e)	1,500,000	1,361,863
PRPM LLC, Series 2024-NQM1, Class B1, 7.474%, 12/25/2068 (a)(e)	1,500,000	1,459,628
Radnor RE Ltd., Series 2021-2, Class B1, 11.330% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	250,000	265,388
Radnor RE Ltd., Series 2021-1, Class M2, 8.480% (SOFR30A + 3.150%), 12/27/2033 (a)(b)	1,000,000	1,003,999
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.500%, 10/25/2051 (a)(e)	500,000	301,052
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.500%, 6/25/2052 (a)(e)	2,747,475	2,322,595
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(e)	229,694	209,425
Saluda Grade Mortgage Funding LLC, Series 2022-INV1, Class A3, 4.690%, 4/25/2067 (a)(e)	466,726	422,498
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class A, 7.067%, 8/25/2053 (a)(e)	892,414	913,231
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class B, 7.712%, 8/25/2053 (a)	892,414	909,616
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.718%, 11/25/2053 (a)(e)	938,609	953,018
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (e)	300,000	284,203
Sequoia Mortgage Trust, Series 2018-2, Class A19, 3.500%, 2/25/2048 (a)(e)	151,538	129,560
Sequoia Mortgage Trust, Series 2024-1, Class A13, 6.000%, 1/25/2054 (a)(e)	700,000	695,710
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(e)	384,789	311,022
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(e)	621,049	504,402
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(e)	600,000	478,196
Starwood Mortgage Residential Trust, Series 2019-INV1, Class B1, 3.657%, 9/27/2049 (a)(e)	500,000	427,068
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491%, 6/25/2056 (a)(e)	1,000,000	654,305
Triangle Re Ltd., Series 2021-3, Class M2, 9.080% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	500,000	506,237
Triangle Re Ltd., Series 2021-3, Class B1, 10.280% (SOFR30A + 4.950%), 2/25/2034 (a)(b)	500,000	518,188
Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038 (a)	200,000	185,552
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(e)	1,074,000	763,415
Verus Securitization Trust, Series 2021-4, Class A3, 1.350%, 7/25/2066 (a)(e)	690,790	565,916
Verus Securitization Trust, Series 2021-6, Class M1, 2.941%, 10/25/2066 (a)(e)	290,000	191,412
Verus Securitization Trust, Series 2021-7, Class B1, 4.143%, 10/25/2066 (a)(e)	400,000	278,405
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(e)	781,540	701,203
Verus Securitization Trust, Series 2022-INV1, Class B1, 5.841%, 8/25/2067 (a)(e)	1,500,000	1,423,585
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(g)	344,499	345,336
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(g)	509,136	505,775
Verus Securitization Trust, Series 2023-INV1, Class A2, 6.556%, 2/25/2068 (a)(g)	573,968	575,059
Verus Securitization Trust, Series 2023-INV1, Class M1, 7.590%, 2/25/2068 (a)(e)	126,000	124,414
Verus Securitization Trust, Series 2023-8, Class M1, 7.454%, 12/25/2068 (a)(e)	850,000	857,125
Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/2069 (a)(e)	750,000	748,069
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.695% (SOFR30A + 5.364%), 11/25/2025 (a)(b)	31,367	22,640
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $72,851,445)		$73,275,876

Residential Mortgage-Backed Securities - U.S. Government Agency ― 22.15%
Federal Home Loan Mortgage Corp., 4.500%, 7/1/2052	906,701	836,214
Federal National Mortgage Association, 5.000%, 11/1/2052	934,022	886,622
Government National Mortgage Association, 3.000%, 6/20/2051	1,956,953	1,673,718
Government National Mortgage Association, 3.500%, 5/20/2052	1,773,064	1,561,947
Government National Mortgage Association, 4.000%, 8/20/2052	1,828,607	1,656,520
Government National Mortgage Association, 4.000%, 9/20/2052	1,378,545	1,250,536
Government National Mortgage Association, 4.500%, 9/20/2052	457,630	426,183
Government National Mortgage Association, 5.000%, 10/20/2052	909,305	871,152
Government National Mortgage Association, 4.500%, 11/20/2052	929,695	865,809
Government National Mortgage Association, 5.000%, 11/20/2052	644,167	616,333
Government National Mortgage Association, 5.000%, 12/20/2052	922,499	882,639
Government National Mortgage Association, 5.500%, 12/20/2052	179,881	176,437
Government National Mortgage Association, 5.500%, 1/20/2053	6,151,190	6,033,413
Government National Mortgage Association, 6.000%, 2/20/2053	548,370	550,616
Government National Mortgage Association, 5.000%, 3/20/2053	473,407	452,951
Government National Mortgage Association, 6.000%, 3/20/2053	849,935	852,353
Government National Mortgage Association, 5.500%, 6/20/2053	874,715	857,967
Government National Mortgage Association, 6.000%, 6/20/2053	6,202,357	6,235,509
Government National Mortgage Association, 5.000%, 7/20/2053	3,638,388	3,481,177
Government National Mortgage Association, 5.500%, 7/20/2053	1,449,196	1,421,448
Government National Mortgage Association, 6.000%, 7/20/2053	927,487	930,126
Government National Mortgage Association, 5.500%, 8/20/2053	3,395,791	3,330,771
Government National Mortgage Association, 3.000%, 9/20/2053	768,912	657,385
Government National Mortgage Association, 5.500%, 9/20/2053	1,178,903	1,156,331
Government National Mortgage Association, 6.000%, 10/20/2053	1,330,145	1,333,930
Government National Mortgage Association, 5.500%, 11/20/2053	742,628	728,409
Government National Mortgage Association, 4.000%, 2/20/2054	2,313,243	2,095,549
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $42,661,243)		$41,822,045

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.50%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 9.030% (SOFR30A + 3.700%), 2/25/2044 (a)(b)	1,000,000	1,014,375
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.330% (SOFR30A + 5.000%), 8/25/2033 (a)(b)	250,000	270,000
Federal Home Loan Mortgage Corp., Series 2022-DNA2, Class M1B, 7.730% (SOFR30A + 2.400%), 2/25/2042 (a)(b)	500,000	511,576
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, 8.230% (SOFR30A + 2.900%), 4/25/2042 (a)(b)	500,000	519,086
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 8.880% (SOFR30A + 3.550%), 8/25/2042 (a)(b)	500,000	526,908
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $2,694,851)		$2,841,945

Short-Term Investments ― 1.24%	Shares
Money Market Funds ― 1.24%
First American Government Obligations Fund, Class U, 5.244% (h)	2,344,771	2,344,771
TOTAL SHORT-TERM INVESTMENT (Cost ― $2,344,771)		$2,344,771
TOTAL INVESTMENTS ― 101.90% (Cost ― $192,727,323)		$192,425,209
Liabilities in Excess of Other Assets ― (1.90%)		(3,596,568)
NET ASSETS ― 100.00%		$188,828,641

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate
CMT:	Constant Maturity Treasury

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$138,466,391 or 73.33% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(c)	Security issued on a when-issued basis. On April 30, 2024, the total value of investments purchased on a when-issued basis was $1,798,998 or 0.95% of net assets.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2024, the value of securities pledged amounted to $2,038,944 or 1.08% of net assets.

(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(f)	Security identified as in default as to the payment of interest. Income is not being accrued.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(h)	Rate disclosed is the seven day yield as of April 30, 2024.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

3-Year U.S. Treasury Note Future	June 2024	17	$3,493,766	($54,911)
5-Year U.S. Treasury Note Future	June 2024	99	10,369,476	(159,245)
10-Year U.S. Treasury Note Future	June 2024	32	3,438,000	(120,456)
Total				($334,612)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$32,435,211	$–	$32,435,211
Collateralized Loan Obligations	–	22,139,164	–	22,139,164
Commercial Mortgage-Backed Securities	–	3,095,249	–	3,095,249
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	5,122,216	–	5,122,216
Corporate Obligations	–	9,348,732	–	9,348,732
Residential Mortgage-Backed Securities	–	73,275,876	–	73,275,876
Residential Mortgage-Backed Securities - U.S. Government Agency	–	41,822,045	–	41,822,045
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	2,841,945	–	2,841,945
Short-Term Investments	2,344,771	–	–	2,344,771
Total	$2,344,771	$190,080,438	$–	$192,425,209
Other Financial Instruments
Liabilities
Futures Contracts*	($334,612)	$–	$–	$–

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long futures contracts during the period ended April 30, 2024, was $21,134,967.